Related party transactions and Directors' remuneration - Group's financial statements (Details) £ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Total income	£ 21,940	£ 21,766	£ 21,632
Credit impairment releases/(charges)	653	(4,838)	(1,912)
Operating expenses	(14,439)	(13,886)	(15,434)
Total assets	1,384,285	1,349,514	£ 1,140,200	$ 1,384.3
Total liabilities	1,314,074	1,282,632
Associates
Disclosure of transactions between related parties [line items]
Total income	0	0
Credit impairment releases/(charges)	0	0
Operating expenses	(20)	(26)
Total assets	0	0
Total liabilities	177	66
Joint ventures
Disclosure of transactions between related parties [line items]
Total income	50	10
Credit impairment releases/(charges)	0	0
Operating expenses	0	0
Total assets	1,278	1,388
Total liabilities	0	0
Pension funds
Disclosure of transactions between related parties [line items]
Total income	5	5
Credit impairment releases/(charges)	0	0
Operating expenses	(1)	(1)
Total assets	3	4
Total liabilities	£ 81	£ 69